RELATED PARTIES - Key Management Personnel Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	€ 13	€ 12	€ 8
Directors' fees	2	2	1
Share-based compensation	10	10	9
Post-employments benefits	0	0	0
Termination benefits	0	0	0
Employer social contribution	2	2	1
Total	€ 27	€ 26	€ 19